Exhibit 99.2

3097 Satellite Blvd., Bldg. 700, Ste. 400, Duluth, GA 30096

770.497.9100

14 May 2020

P2 Master Trust A
810 7th Avenue, 24th Floor
New York, NY 10019

RE: Progress Residential 2020-SFR2 Trust (the “Issuing Entity”) HOA Discrepancy Review

Ladies and Gentlemen:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below. The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I. Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

a. Background.

We have been informed that:

1. The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2. Some of the Properties were previously designated by P2 Master Trust A (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.

b. Properties Subject to Review. [(1) through (3) of Item 4.]

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The Loan Sponsor and/or Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I. Our HOA Discrepancy Review did not include “sampling” the pool.  The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology.  Rather, the Subject Properties were identified by you.  Accordingly, they may not be representative of the entire pool, as to which we make no representation.

c. How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each of the Subject Properties. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.

Customary Searching Methods. Set forth below are certain customary inquiries which we and our third-party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1. Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2. Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3. Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4. Review of prior mortgages. Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5. Contacting listing agents. Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

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6. Contacting homeowners or residents. Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

Many HOAs do not establish web sites or other presence on the world-wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process. Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

d. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

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1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2. Making any findings with respect to:

i.       Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.       The value of the Properties or any other collateral securing the Mortgage Loan,

iii.       Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

iv.       Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II. Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, 3 of 424 of the Subject Properties set forth on Schedule I are subject to an active and mandatory HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein.  The conclusions expressed herein are given only as of the dates when the research was conducted, and we undertake no responsibility to update or supplement this report after the dates thereof for any reason.

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This report was prepared solely for the benefit of the addressee set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction. Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent.  In addition, this report is not assignable to any person or entity without our prior written approval.

OS National LLC

By: _/s/ Jim Duggan____________________________
Name: Jim Duggan
Title: Director of Institutional Transactions

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Schedule I

Client Code	Address	HOA Status
336269	1807 Wakefield Dr	APPARENT HOA PROPERTY
316828	4901 Valley Trail Ct	APPARENT HOA PROPERTY
330733	9217 Treyburn Drive	APPARENT HOA PROPERTY
309906	11517 W Charter Oak Road	APPARENT NON-HOA PROPERTY
314996	12414 W Scotts Dr	APPARENT NON-HOA PROPERTY
315104	12506 W Rosewood Dr	APPARENT NON-HOA PROPERTY
315225	12702 W Aster Dr	APPARENT NON-HOA PROPERTY
315716	11610 W Columbine Dr	APPARENT NON-HOA PROPERTY
315959	12731 W Larkspur Rd	APPARENT NON-HOA PROPERTY
320089	11818 W Corrine Dr	APPARENT NON-HOA PROPERTY
320334	12709 W Myer Ln	APPARENT NON-HOA PROPERTY
319711	8771 W Ocotillo Rd	APPARENT NON-HOA PROPERTY
314715	7121 E Greenway St	APPARENT NON-HOA PROPERTY
312350	7602 W Cinnabar Ave	APPARENT NON-HOA PROPERTY
313334	11322 W Loren Ln	APPARENT NON-HOA PROPERTY
316494	7567 W Ironwood Dr	APPARENT NON-HOA PROPERTY
316795	11324 W Golden Ln	APPARENT NON-HOA PROPERTY
312581	2036 E Danbury Rd	APPARENT NON-HOA PROPERTY
312582	2028 E Danbury Rd	APPARENT NON-HOA PROPERTY
319105	3102 W Lone Cactus Dr	APPARENT NON-HOA PROPERTY
312781	8926 W Encanto Blvd	APPARENT NON-HOA PROPERTY
316929	1938 Farm Way	APPARENT NON-HOA PROPERTY
317404	3164 Sanderling Ct	APPARENT NON-HOA PROPERTY
318145	1742 Ashwood Cir	APPARENT NON-HOA PROPERTY
329668	1670 Mary Beth Dr	APPARENT NON-HOA PROPERTY
315780	2444 Camphorwood Ct	APPARENT NON-HOA PROPERTY
316973	2388 Perth Dr	APPARENT NON-HOA PROPERTY
336777	2384 Kirkwall St	APPARENT NON-HOA PROPERTY
315945	2204 John Morton Rd	APPARENT NON-HOA PROPERTY
319907	8477 Blazing Star Rd N	APPARENT NON-HOA PROPERTY
320703	7066 Vida Ln	APPARENT NON-HOA PROPERTY
315085	7686 Arancio Dr	APPARENT NON-HOA PROPERTY
317027	7944 Sweet Rose Ln	APPARENT NON-HOA PROPERTY
318788	6501 Winding Greens Dr	APPARENT NON-HOA PROPERTY
333871	7077 Eagles Perch Dr	APPARENT NON-HOA PROPERTY
337797	2859 Fort Wilderness Trl	APPARENT NON-HOA PROPERTY
315446	7315 Gates Cir	APPARENT NON-HOA PROPERTY
316707	4060 Monona Ave	APPARENT NON-HOA PROPERTY
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319551	3476 Sugarfoot Dr	APPARENT NON-HOA PROPERTY
316406	4390 Quintara Street	APPARENT NON-HOA PROPERTY
316097	14017 Tudor St	APPARENT NON-HOA PROPERTY
315090	1102 Pine Ridge Circle W	APPARENT NON-HOA PROPERTY
317778	741 Isleton Dr	APPARENT NON-HOA PROPERTY
320183	510 Oak Creek Dr	APPARENT NON-HOA PROPERTY
320070	10603 Deepbrook Dr	APPARENT NON-HOA PROPERTY
316592	1305 E Ellicott Street	APPARENT NON-HOA PROPERTY
315842	1304 Piney Branch Cir	APPARENT NON-HOA PROPERTY
142524	2608 Shilo Ct	APPARENT NON-HOA PROPERTY
310741	4017 Levonshire Place	APPARENT NON-HOA PROPERTY
316614	2325 Kenwick Dr	APPARENT NON-HOA PROPERTY
320218	4311 Ellenville Pl	APPARENT NON-HOA PROPERTY
320274	1614 Carter Oaks Dr	APPARENT NON-HOA PROPERTY
317923	859 Lake Elsie Dr	APPARENT NON-HOA PROPERTY
316855	2527 Titus Court	APPARENT NON-HOA PROPERTY
318871	2145 Pimlico St	APPARENT NON-HOA PROPERTY
316888	948 Arizona Woods Ln	APPARENT NON-HOA PROPERTY
317181	8231 Rain Forest Dr	APPARENT NON-HOA PROPERTY
314532	12244 Wetar St	APPARENT NON-HOA PROPERTY
315016	12046 Agana Street	APPARENT NON-HOA PROPERTY
333250	2786 Muscatello St	APPARENT NON-HOA PROPERTY
307547	1042 Glenharbor Circle	APPARENT NON-HOA PROPERTY
309368	2733 Peggy Dr	APPARENT NON-HOA PROPERTY
314723	2150 Rj Cir	APPARENT NON-HOA PROPERTY
315427	1425 Lund Avenue	APPARENT NON-HOA PROPERTY
316270	1418 Mona Dr	APPARENT NON-HOA PROPERTY
316712	1458 Eldra Dr	APPARENT NON-HOA PROPERTY
317920	2547 Kari Dr	APPARENT NON-HOA PROPERTY
319225	1441 Wendy Ct	APPARENT NON-HOA PROPERTY
320633	2534 Christine Dr	APPARENT NON-HOA PROPERTY
320221	3116 Bigelow Dr	APPARENT NON-HOA PROPERTY
317846	8229 Tarsier Ave	APPARENT NON-HOA PROPERTY
316303	7901 Putnam Cir	APPARENT NON-HOA PROPERTY
315503	1891 Aster Dr	APPARENT NON-HOA PROPERTY
334316	103 Mason Ct	APPARENT NON-HOA PROPERTY
319393	425 River Trace Dr	APPARENT NON-HOA PROPERTY
334586	909 N Lassetter Cir	APPARENT NON-HOA PROPERTY
317331	139 Bethany Manor Dr	APPARENT NON-HOA PROPERTY
336364	213 Joseph St	APPARENT NON-HOA PROPERTY
331495	1091 Hidden Brook Trail	APPARENT NON-HOA PROPERTY
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333253	5701 Norman Ct	APPARENT NON-HOA PROPERTY
334333	6013 Yellowood Ct	APPARENT NON-HOA PROPERTY
315339	5200 Saddle Creek Circle	APPARENT NON-HOA PROPERTY
317838	11405 Vinea Ln	APPARENT NON-HOA PROPERTY
331629	1575 Elizabeth Ln	APPARENT NON-HOA PROPERTY
332962	11195 Knotty Pine Pl	APPARENT NON-HOA PROPERTY
337655	1405 Pebble Beach Ln	APPARENT NON-HOA PROPERTY
334881	3886 Alderwoods Dr	APPARENT NON-HOA PROPERTY
322910	93 Cardinal Lane	APPARENT NON-HOA PROPERTY
329679	1238 Avery Dr	APPARENT NON-HOA PROPERTY
334866	1020 Wynnbrook Ln	APPARENT NON-HOA PROPERTY
335814	6432 Meyer Dr	APPARENT NON-HOA PROPERTY
324691	3486 Wellington Terrace	APPARENT NON-HOA PROPERTY
332907	3530 Mosswood Ln	APPARENT NON-HOA PROPERTY
329905	8444 Cedar Bend Ct	APPARENT NON-HOA PROPERTY
336245	330 Derby Drive	APPARENT NON-HOA PROPERTY
336680	8089 Birch Walk Drive	APPARENT NON-HOA PROPERTY
337202	8150 Mountain Pass	APPARENT NON-HOA PROPERTY
337213	771 Auburn Ridge Way	APPARENT NON-HOA PROPERTY
334920	3163 Mosley Chase Dr	APPARENT NON-HOA PROPERTY
314897	1025 West Avenue	APPARENT NON-HOA PROPERTY
314951	1013 West Avenue	APPARENT NON-HOA PROPERTY
314965	995 West Avenue	APPARENT NON-HOA PROPERTY
334227	5005 Henson Dr SW	APPARENT NON-HOA PROPERTY
334295	2959 Sugarcreek Ln SE	APPARENT NON-HOA PROPERTY
331416	4923 Windsor Downs Dr	APPARENT NON-HOA PROPERTY
334742	2469 Miller Oaks Cir	APPARENT NON-HOA PROPERTY
338201	3656 Gray Birch Dr	APPARENT NON-HOA PROPERTY
338317	2375 Marsh Rabbit Ln	APPARENT NON-HOA PROPERTY
336518	3409 River Mill Ln	APPARENT NON-HOA PROPERTY
335727	3108 Aberdeen Way	APPARENT NON-HOA PROPERTY
337071	6140 Idlewood Pass	APPARENT NON-HOA PROPERTY
332243	1069 Huntington Place Cir	APPARENT NON-HOA PROPERTY
334872	725 Harness Cres	APPARENT NON-HOA PROPERTY
335675	1959 Corners Cir	APPARENT NON-HOA PROPERTY
335917	2032 Lown Farm Ln	APPARENT NON-HOA PROPERTY
315559	1223 To Lani Path	APPARENT NON-HOA PROPERTY
317743	1229 To Lani Path	APPARENT NON-HOA PROPERTY
319798	639 Woodsong Ln	APPARENT NON-HOA PROPERTY
320660	832 Tradd Ct	APPARENT NON-HOA PROPERTY
320494	5396 Kelleys Mill Cir	APPARENT NON-HOA PROPERTY
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334960	810 Martin Road	APPARENT NON-HOA PROPERTY
335298	5218 Martins Crossing Rd	APPARENT NON-HOA PROPERTY
333774	4820 Creekside Pl	APPARENT NON-HOA PROPERTY
317646	235 S Barbara Lane	APPARENT NON-HOA PROPERTY
334073	260 Landing Drive	APPARENT NON-HOA PROPERTY
334902	3191 Dale Ln SW	APPARENT NON-HOA PROPERTY
330974	291 Faron Dr	APPARENT NON-HOA PROPERTY
336060	4008 Melvin Dr SW	APPARENT NON-HOA PROPERTY
317587	2835 Two Lake Cir	APPARENT NON-HOA PROPERTY
317756	4420 Roche St	APPARENT NON-HOA PROPERTY
322941	5355 Forest Downs Cir	APPARENT NON-HOA PROPERTY
336782	5275 Forest Downs Ln	APPARENT NON-HOA PROPERTY
335678	459 Pecan Wood Cir	APPARENT NON-HOA PROPERTY
337215	843 Tall Deer Drive	APPARENT NON-HOA PROPERTY
317389	105 Catlyn Ct	APPARENT NON-HOA PROPERTY
331376	3568 Brookstone Way	APPARENT NON-HOA PROPERTY
332108	181 Canterbury Ln	APPARENT NON-HOA PROPERTY
335141	2971 Eastland Way	APPARENT NON-HOA PROPERTY
337926	230 Victoria Dr	APPARENT NON-HOA PROPERTY
317742	424 Legacy Way	APPARENT NON-HOA PROPERTY
333787	264 Galway Ln	APPARENT NON-HOA PROPERTY
320181	445 Camella Cir	APPARENT NON-HOA PROPERTY
320266	539 Joneus Dr	APPARENT NON-HOA PROPERTY
334899	306 Stallings Dr	APPARENT NON-HOA PROPERTY
315736	708 Douglass Cir	APPARENT NON-HOA PROPERTY
316861	333 Chase Marion Way	APPARENT NON-HOA PROPERTY
317130	709 Village Overlook	APPARENT NON-HOA PROPERTY
317356	208 Pebble Creek Dr	APPARENT NON-HOA PROPERTY
317420	315 Toffee Ct	APPARENT NON-HOA PROPERTY
333399	842 Sweetwater Way	APPARENT NON-HOA PROPERTY
333590	308 Klinetop Dr	APPARENT NON-HOA PROPERTY
316966	171 Bay Court Dr	APPARENT NON-HOA PROPERTY
335393	705 Yukon Way	APPARENT NON-HOA PROPERTY
318862	60 Green Commons Dr	APPARENT NON-HOA PROPERTY
317758	124 Hunter Pl	APPARENT NON-HOA PROPERTY
317272	103 Autumn Brooke Trl	APPARENT NON-HOA PROPERTY
317289	220 Depot Ln	APPARENT NON-HOA PROPERTY
336934	1300 Bedford Ln NE	APPARENT NON-HOA PROPERTY
323996	420 Willow Ct SE	APPARENT NON-HOA PROPERTY
337834	1630 Sugarmaple Dr SW	APPARENT NON-HOA PROPERTY
337092	100 Syracuse Ln	APPARENT NON-HOA PROPERTY
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335087	406 Towler Walk	APPARENT NON-HOA PROPERTY
314593	401 S Timber Way	APPARENT NON-HOA PROPERTY
314670	94 North Parkway	APPARENT NON-HOA PROPERTY
315091	691 Timber Ln E	APPARENT NON-HOA PROPERTY
337284	309 E Oak Grove Rd	APPARENT NON-HOA PROPERTY
311531	6906 Wrenwood Dr	APPARENT NON-HOA PROPERTY
315685	4101 Carroll Dr W	APPARENT NON-HOA PROPERTY
316358	4645 Spike Lane	APPARENT NON-HOA PROPERTY
316677	3759 Conrail Cir	APPARENT NON-HOA PROPERTY
317293	4116 Ravenwood Dr N	APPARENT NON-HOA PROPERTY
321467	4304 Edmonton Street	APPARENT NON-HOA PROPERTY
330937	6267 Banyan Dr	APPARENT NON-HOA PROPERTY
337554	5915 Kentwood Drive	APPARENT NON-HOA PROPERTY
315631	9162 Shadow Oaks Ln	APPARENT NON-HOA PROPERTY
316359	10368 Palmer Cv	APPARENT NON-HOA PROPERTY
318140	9296 Brooks Cove	APPARENT NON-HOA PROPERTY
319275	9456 Stone Point Dr	APPARENT NON-HOA PROPERTY
319712	9950 Vista Ridge Dr	APPARENT NON-HOA PROPERTY
330176	9898 Stage Run Dr	APPARENT NON-HOA PROPERTY
311557	5290 Kristy Ln	APPARENT NON-HOA PROPERTY
314473	8689 Bonfire Drive	APPARENT NON-HOA PROPERTY
315905	7755 Mary Payton Dr	APPARENT NON-HOA PROPERTY
315906	7725 Chesterfield Dr S	APPARENT NON-HOA PROPERTY
316311	1573 Madison Cv W	APPARENT NON-HOA PROPERTY
316851	4181 Triple Crown Loop S	APPARENT NON-HOA PROPERTY
317594	3242 Earlcastle Drive	APPARENT NON-HOA PROPERTY
317939	8941 Kathryn Grace	APPARENT NON-HOA PROPERTY
319108	7805 Jane Ayre Dr	APPARENT NON-HOA PROPERTY
319814	3364 Mary Ellen Dr	APPARENT NON-HOA PROPERTY
319856	8947 Kathryn Grace	APPARENT NON-HOA PROPERTY
319882	8953 Kathryn Grace	APPARENT NON-HOA PROPERTY
320081	8755 Arendale Dr	APPARENT NON-HOA PROPERTY
320578	8105 Green Valley Cv	APPARENT NON-HOA PROPERTY
320594	964 Charlotte Ln	APPARENT NON-HOA PROPERTY
331926	1720 Cherry Creek Dr	APPARENT NON-HOA PROPERTY
333488	8731 Arendale Drive	APPARENT NON-HOA PROPERTY
316702	2848 Pinnacle Dr	APPARENT NON-HOA PROPERTY
318404	7636 Wills Way Circle East	APPARENT NON-HOA PROPERTY
334126	6580 Green Glen Dr	APPARENT NON-HOA PROPERTY
314145	4324 Canipe Dr	APPARENT NON-HOA PROPERTY
313983	3037 Rockingham Ct SW	APPARENT NON-HOA PROPERTY
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318247	3093 Parade Ln SW	APPARENT NON-HOA PROPERTY
334648	3354 Chadbury Dr NW	APPARENT NON-HOA PROPERTY
319815	1117 Ametrine Ln	APPARENT NON-HOA PROPERTY
318201	247 Majestic Oak Dr	APPARENT NON-HOA PROPERTY
337185	55 Meredith Ct	APPARENT NON-HOA PROPERTY
312660	2627 Marmac Rd	APPARENT NON-HOA PROPERTY
307833	8528 Emerald Fern Way	APPARENT NON-HOA PROPERTY
315690	924 Clover Gap Dr	APPARENT NON-HOA PROPERTY
317030	1042 Newfound Hollow Dr	APPARENT NON-HOA PROPERTY
314576	8729 Rozumny Dr	APPARENT NON-HOA PROPERTY
325978	8208 Reames Rd	APPARENT NON-HOA PROPERTY
312831	8504 Stoneman Pl	APPARENT NON-HOA PROPERTY
317942	9212 Apple Pie Ct	APPARENT NON-HOA PROPERTY
326468	4343 Drifter Drive	APPARENT NON-HOA PROPERTY
322185	6513 Rumple Road	APPARENT NON-HOA PROPERTY
317162	7521 Saddle Trail Ln	APPARENT NON-HOA PROPERTY
317182	5712 Shining Oak Ln	APPARENT NON-HOA PROPERTY
317627	3028 Hubbard Road	APPARENT NON-HOA PROPERTY
317629	3022 Hubbard Road	APPARENT NON-HOA PROPERTY
311197	7446 O'Hara St	APPARENT NON-HOA PROPERTY
314448	12009 Titan Avenue	APPARENT NON-HOA PROPERTY
316922	1600 Entheos Ln	APPARENT NON-HOA PROPERTY
311784	9608 Stable Point Cir	APPARENT NON-HOA PROPERTY
314591	305 Wood Green Drive	APPARENT NON-HOA PROPERTY
320151	930 Sandyhill Rd	APPARENT NON-HOA PROPERTY
312522	841 Brahma Ln	APPARENT NON-HOA PROPERTY
312810	280 Duppel Ct	APPARENT NON-HOA PROPERTY
316509	477 Wright Way	APPARENT NON-HOA PROPERTY
317822	361 Clover Glen Ct	APPARENT NON-HOA PROPERTY
312714	7122 Knoll View Dr	APPARENT NON-HOA PROPERTY
334099	7217 Chesterton Drive	APPARENT NON-HOA PROPERTY
312896	5329 Cool Dawn Ct	APPARENT NON-HOA PROPERTY
334109	405 Tobler Drive	APPARENT NON-HOA PROPERTY
334111	225 Clifton Heights Drive	APPARENT NON-HOA PROPERTY
334143	7808 Sparkle Ave	APPARENT NON-HOA PROPERTY
313076	2769 Purple Root Dr	APPARENT NON-HOA PROPERTY
311926	2106 Annbriar Avenue	APPARENT NON-HOA PROPERTY
312515	4911 Dunvegan Court	APPARENT NON-HOA PROPERTY
312835	5916 Berry Hill Ln	APPARENT NON-HOA PROPERTY
312850	1220 Hickory Grove Circle	APPARENT NON-HOA PROPERTY
312865	1520 Blanco Dr	APPARENT NON-HOA PROPERTY
Page│11

314170	534 Rancho Del Norte Dr	APPARENT NON-HOA PROPERTY
315192	434 Rancho Del Mar Way	APPARENT NON-HOA PROPERTY
316472	1214 Pagentry Dr	APPARENT NON-HOA PROPERTY
316770	4913 Wind Break Ln	APPARENT NON-HOA PROPERTY
317916	2716 Old Town Dr	APPARENT NON-HOA PROPERTY
317992	6034 Marvin Street	APPARENT NON-HOA PROPERTY
318285	1916 Solana Del Norte Way	APPARENT NON-HOA PROPERTY
321981	3742 Saint Peter Ct	APPARENT NON-HOA PROPERTY
323684	4449 Whelk Pl	APPARENT NON-HOA PROPERTY
325684	5402 Royal Yacht Way	APPARENT NON-HOA PROPERTY
330165	4810 Con Carne Court	APPARENT NON-HOA PROPERTY
330958	5304 French Lavender Street	APPARENT NON-HOA PROPERTY
331170	1814 La Villa Dr	APPARENT NON-HOA PROPERTY
335286	3114 Alfa Romero Ave	APPARENT NON-HOA PROPERTY
318188	2105 Quinton Ave	APPARENT NON-HOA PROPERTY
318570	3744 Blue Dawn Dr	APPARENT NON-HOA PROPERTY
332950	628 Grand Revere Place	APPARENT NON-HOA PROPERTY
334597	2109 Cardigan Ave	APPARENT NON-HOA PROPERTY
336404	3408 Mosaic St	APPARENT NON-HOA PROPERTY
336626	3309 Colton Avenue	APPARENT NON-HOA PROPERTY
312712	4717 Granite Cove Ct	APPARENT NON-HOA PROPERTY
317869	5205 Rockridge Ct	APPARENT NON-HOA PROPERTY
318390	5196 Highlander Dr	APPARENT NON-HOA PROPERTY
315110	1724 Brick Ct	APPARENT NON-HOA PROPERTY
317932	3829 Northbrook Dr	APPARENT NON-HOA PROPERTY
315318	649 Kingsway Dr	APPARENT NON-HOA PROPERTY
316841	145 Cameron Dr	APPARENT NON-HOA PROPERTY
317225	125 Clay Hills Dr	APPARENT NON-HOA PROPERTY
334474	85 Whispering Ridge Cv	APPARENT NON-HOA PROPERTY
334916	215 Garden Springs Dr	APPARENT NON-HOA PROPERTY
312918	4987 Morning Dove Ln	APPARENT NON-HOA PROPERTY
315745	4991 Morning Dove Ln	APPARENT NON-HOA PROPERTY
316161	6029 Chickadee Cir	APPARENT NON-HOA PROPERTY
319995	2005 Sparrow St	APPARENT NON-HOA PROPERTY
337489	1014 Neeleys Bnd	APPARENT NON-HOA PROPERTY
314412	1703 Jimmy Cv	APPARENT NON-HOA PROPERTY
315089	146 Howard Woody Dr	APPARENT NON-HOA PROPERTY
315252	673 Holland Ridge Dr	APPARENT NON-HOA PROPERTY
315740	1621 Jo Ann Dr	APPARENT NON-HOA PROPERTY
316248	1230 Shannon Ln	APPARENT NON-HOA PROPERTY
316784	111 Lyndhurst Dr	APPARENT NON-HOA PROPERTY
Page│12

316836	1316 Nicole Ln	APPARENT NON-HOA PROPERTY
316884	3218 Barksdale Cir	APPARENT NON-HOA PROPERTY
317084	597 Butternut Trce	APPARENT NON-HOA PROPERTY
317890	626 Zellwood Dr	APPARENT NON-HOA PROPERTY
318389	143 Howard Woody Dr	APPARENT NON-HOA PROPERTY
323128	140 Jones Mill Rd	APPARENT NON-HOA PROPERTY
313317	216 Quiet Ln	APPARENT NON-HOA PROPERTY
315177	506 Gammon Ln	APPARENT NON-HOA PROPERTY
316475	135 Wolverine Trl	APPARENT NON-HOA PROPERTY
317328	411 Randall Ln	APPARENT NON-HOA PROPERTY
317347	1435 Tuffnell Dr	APPARENT NON-HOA PROPERTY
318608	406 Meagan Cv	APPARENT NON-HOA PROPERTY
318928	1128 Harmony Ln	APPARENT NON-HOA PROPERTY
319588	838 Carmen Way	APPARENT NON-HOA PROPERTY
319990	2250 Rosecran Cir	APPARENT NON-HOA PROPERTY
320341	287 Hollandale Rd	APPARENT NON-HOA PROPERTY
323424	1115 Grove Mill Dr	APPARENT NON-HOA PROPERTY
316943	2528 Lismore Dr	APPARENT NON-HOA PROPERTY
318611	3607 Stevens Bend Dr	APPARENT NON-HOA PROPERTY
316058	2415 Verde Ct	APPARENT NON-HOA PROPERTY
316246	422 Tulane Ct	APPARENT NON-HOA PROPERTY
317183	2907 Painted Pony Dr	APPARENT NON-HOA PROPERTY
320573	2716 Sewanee Pl	APPARENT NON-HOA PROPERTY
323275	920 Coolidge Ct	APPARENT NON-HOA PROPERTY
331257	1451 Westview Dr	APPARENT NON-HOA PROPERTY
316064	1757 North Cv	APPARENT NON-HOA PROPERTY
317040	5010 Nina Marie Ave	APPARENT NON-HOA PROPERTY
317868	1657 O Green Cv	APPARENT NON-HOA PROPERTY
317893	1309 Precept Dr	APPARENT NON-HOA PROPERTY
318036	1508 Jeter Way	APPARENT NON-HOA PROPERTY
319004	4245 Birch Dr	APPARENT NON-HOA PROPERTY
320593	2652 Apostle Ln	APPARENT NON-HOA PROPERTY
320627	2710 Apostle Ln	APPARENT NON-HOA PROPERTY
315213	2716 Nugget Ct	APPARENT NON-HOA PROPERTY
316887	731 Clear Cir	APPARENT NON-HOA PROPERTY
317757	1408 Hectare Ct	APPARENT NON-HOA PROPERTY
318464	8104 Dave Way	APPARENT NON-HOA PROPERTY
320753	915 Buckhaven Dr	APPARENT NON-HOA PROPERTY
323693	703 Celestial Ct	APPARENT NON-HOA PROPERTY
333375	8003 Westfork Dr	APPARENT NON-HOA PROPERTY
321585	3336 Nancy Ln	APPARENT NON-HOA PROPERTY
Page│13

314595	1410 Lee Side Cv	APPARENT NON-HOA PROPERTY
317917	1486 Winburg Cv	APPARENT NON-HOA PROPERTY
318244	10127 Lynham Dr	APPARENT NON-HOA PROPERTY
333890	10047 Cameron Ridge Trl	APPARENT NON-HOA PROPERTY
333980	1491 Sawmill Creek Ln	APPARENT NON-HOA PROPERTY
314597	10171 Sterling Ridge Dr	APPARENT NON-HOA PROPERTY
316050	1303 Chatman Way	APPARENT NON-HOA PROPERTY
316814	1046 Mossy Knoll Dr	APPARENT NON-HOA PROPERTY
318245	10104 Cross Hill Rd	APPARENT NON-HOA PROPERTY
319076	1511 Beringer Dr	APPARENT NON-HOA PROPERTY
320040	10182 Sorrento Pl	APPARENT NON-HOA PROPERTY
320621	1182 Breezy Oak Cv	APPARENT NON-HOA PROPERTY
329676	6955 Gallop Dr	APPARENT NON-HOA PROPERTY
317153	2798 Maggie Woods Pl	APPARENT NON-HOA PROPERTY
316912	2776 Fletcher Park Cir E	APPARENT NON-HOA PROPERTY
314930	7550 Roundleaf Dr	APPARENT NON-HOA PROPERTY
315078	4873 Ridge Walk Ln	APPARENT NON-HOA PROPERTY
315522	7700 Belmont Run Cv	APPARENT NON-HOA PROPERTY
317262	7669 Breeze Wood Cv	APPARENT NON-HOA PROPERTY
333565	7179 Peppermill Ln	APPARENT NON-HOA PROPERTY
333689	7309 Schilling Cv E	APPARENT NON-HOA PROPERTY
334122	4061 Bordeaux Ridge Cv S	APPARENT NON-HOA PROPERTY
336162	4159 Sassafras River Dr	APPARENT NON-HOA PROPERTY
316762	4584 Tulip Creek Dr	APPARENT NON-HOA PROPERTY
337604	5413 Kindle Creek Dr	APPARENT NON-HOA PROPERTY
317085	109 Victoria Ln E	APPARENT NON-HOA PROPERTY
312336	2985 Pipkin Hills Dr	APPARENT NON-HOA PROPERTY
314413	2739 Mollys Ct	APPARENT NON-HOA PROPERTY
314438	2620 Matchstick Pl	APPARENT NON-HOA PROPERTY
328852	1508 Saddle Vw	APPARENT NON-HOA PROPERTY
333052	512 Parrish Way	APPARENT NON-HOA PROPERTY
315322	725 Veneta View Dr	APPARENT NON-HOA PROPERTY
321674	546 Summit Way	APPARENT NON-HOA PROPERTY
333289	716 Whispering Breeze	APPARENT NON-HOA PROPERTY
324080	316 Meadow Lark Ln	APPARENT NON-HOA PROPERTY
328421	308 Meadow Lark Ln	APPARENT NON-HOA PROPERTY
336224	120 Meadow View Ln	APPARENT NON-HOA PROPERTY
320922	720 Valley Court	APPARENT NON-HOA PROPERTY
316818	912 Blewitt Drive	APPARENT NON-HOA PROPERTY
318719	1112 Witherspoon Rd	APPARENT NON-HOA PROPERTY
323844	719 Hawthorn Drive	APPARENT NON-HOA PROPERTY
Page│14

333859	127 Hunter Dr	APPARENT NON-HOA PROPERTY
334195	308 Sandlewood Lane	APPARENT NON-HOA PROPERTY
336248	922 Elliott Dr	APPARENT NON-HOA PROPERTY
308927	612 Fall Wheat Ct	APPARENT NON-HOA PROPERTY
317316	1209 Mockingbird Ln	APPARENT NON-HOA PROPERTY
317512	629 Mockingbird Ln	APPARENT NON-HOA PROPERTY
333147	644 Nora Lane	APPARENT NON-HOA PROPERTY
334382	111 Settlers Creek Drive	APPARENT NON-HOA PROPERTY
335430	1525 Manitoba Lane	APPARENT NON-HOA PROPERTY
313229	5018 Lewis Trail	APPARENT NON-HOA PROPERTY
317662	4452 Sierra Dr	APPARENT NON-HOA PROPERTY
317200	1513 Becky Lane	APPARENT NON-HOA PROPERTY
317469	3041 Paint Brush Place	APPARENT NON-HOA PROPERTY
317643	1711 Venus Dr W	APPARENT NON-HOA PROPERTY
324027	1415 Gentle Rain Drive	APPARENT NON-HOA PROPERTY
327442	1023 Graystone Dr	APPARENT NON-HOA PROPERTY
336884	1605 Worthington Lane	APPARENT NON-HOA PROPERTY
316115	1105 Greenbriar Ln	APPARENT NON-HOA PROPERTY
318141	1217 Greenbriar Ln	APPARENT NON-HOA PROPERTY
320301	2823 SAINT MARTIN	APPARENT NON-HOA PROPERTY
321678	1939 Mosley Drive	APPARENT NON-HOA PROPERTY
331895	1025 Meadow Creek Dr	APPARENT NON-HOA PROPERTY
333609	2219 W Thoroughbred Dr	APPARENT NON-HOA PROPERTY
317445	802 Allie Renea Ln	APPARENT NON-HOA PROPERTY
310587	1308 Allen Ct	APPARENT NON-HOA PROPERTY
337041	1008 Autumn Oak Dr	APPARENT NON-HOA PROPERTY
337704	211 Dove Meadows	APPARENT NON-HOA PROPERTY
338111	1210 E 6th Street	APPARENT NON-HOA PROPERTY
320122	107 Vine St	APPARENT NON-HOA PROPERTY
338266	307 Mesa Wood Drive	APPARENT NON-HOA PROPERTY
320045	1213 Misty Meadow Dr	APPARENT NON-HOA PROPERTY
317517	852 Beaver Creek Dr	APPARENT NON-HOA PROPERTY
318126	420 Fireside Pl	APPARENT NON-HOA PROPERTY
321459	613 Tripp Trl	APPARENT NON-HOA PROPERTY
317626	6223 Arrowwood Dr	APPARENT NON-HOA PROPERTY
317621	101 Colony Dr	APPARENT NON-HOA PROPERTY
310073	709 Greenridge Drive	APPARENT NON-HOA PROPERTY
317503	1024 Stockton Drive	APPARENT NON-HOA PROPERTY
321607	131 Queen Annes Drive	APPARENT NON-HOA PROPERTY
336128	200 Coury Rd	APPARENT NON-HOA PROPERTY
310221	2500 Ensenada Lane	APPARENT NON-HOA PROPERTY
Page│15

150499	7336 Grass Valley Trl	APPARENT NON-HOA PROPERTY
312449	8564 Charleston Avenue	APPARENT NON-HOA PROPERTY
317117	3100 Guyana Rd	APPARENT NON-HOA PROPERTY
328090	9217 Saint Martin Rd	APPARENT NON-HOA PROPERTY
334176	6944 Loma Vista Drive	APPARENT NON-HOA PROPERTY
311996	1509 Gainsborough Way	APPARENT NON-HOA PROPERTY
314814	8324 Cutter Hill Ave	APPARENT NON-HOA PROPERTY
315395	8616 Fawn Hill Ct	APPARENT NON-HOA PROPERTY
317010	9105 Cranwell Ct	APPARENT NON-HOA PROPERTY
335660	6601 Rockdale Road	APPARENT NON-HOA PROPERTY
315560	4921 Lemon Grove Drive	APPARENT NON-HOA PROPERTY
321370	4908 Lemon Grove Dr	APPARENT NON-HOA PROPERTY
315863	1001 Buffalo Springs Dr	APPARENT NON-HOA PROPERTY
318115	10536 Wild Oak Drive	APPARENT NON-HOA PROPERTY
330843	10508 Many Oaks Drive	APPARENT NON-HOA PROPERTY
333532	10504 Wild Oak Drive	APPARENT NON-HOA PROPERTY
319104	811 N Ridge	APPARENT NON-HOA PROPERTY

Page│16